Financial risk management - Interest-bearing financial liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial instruments by type of interest rate [line items]
Bank borrowings	$ 57,162	$ 46,548
Obligations under leases	69,452	66,250	$ 58,536
Debt instruments	10,135	154,780
Other financial liabilities	73,805	81,283
Interest rate risk
Disclosure of financial instruments by type of interest rate [line items]
Bank borrowings	57,162	46,548
Obligations under leases	69,452	66,250
Debt instruments	10,135	154,780
Other financial liabilities	71,864	77,442
Financial liabilities	208,613	345,020
Interest rate risk | Fixed rate
Disclosure of financial instruments by type of interest rate [line items]
Bank borrowings	14,831	15,865
Obligations under leases	69,452	66,250
Debt instruments		154,780
Other financial liabilities	52,380	57,218
Financial liabilities	136,663	294,113
Interest rate risk | Floating rate
Disclosure of financial instruments by type of interest rate [line items]
Bank borrowings	42,331	30,683
Debt instruments	10,135
Other financial liabilities	19,484	20,224
Financial liabilities	$ 71,950	$ 50,907